Other Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Liabilities Abstract
Other Liabilities
22.
Other liabilities

	2024	2025
Other financial liabilities
Finance leasing	—	21,585
Payables for customers’ online transactions	15,363	18,404
Accrued expenses	2,300	9,825
Derivative financial liabilities	262	7,059
Accrued dividends payable to non-controlling interest	362	—
Other	967	4,041
Total financial liabilities	19,254	60,914

Other non-financial liabilities
Contract liabilities	—	32,874
Other taxes payable	18,757	29,035
Accumulated employee benefits, vacation liabilities	8,295	27,725
Deferred revenue	13,677	25,823
Deferred tax liabilities	4,377	71,409
Current income tax payable	3,404	638
Other	14,132	5,730
Total non-financial liabilities	62,642	193,234

Total other liabilities	81,896	254,148